Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2016	Dec. 31, 2015
Common Units - Public [Member]
Partners' capital:
Limited partner interest, units issued (in shares)	52,430,220	49,588,960
Limited partner interest, units outstanding (in shares)	52,430,220	49,588,960
Common Units Affiliated [Member]
Partners' capital:
Limited partner interest, units issued (in shares)	45,750,826	37,776,746
Limited partner interest, units outstanding (in shares)	45,750,826	37,776,746
Class A Units Subsidiary [Member]
Partners' capital:
Limited partner interest, units issued (in shares)	0	11,018,744
Limited partner interest, units outstanding (in shares)	0	11,018,744
Class C Units Subsidiary [Member]
Partners' capital:
Limited partner interest, units issued (in shares)	16,410,780	0
Limited partner interest, units outstanding (in shares)	16,410,780	0